Notes to the consolidated statements of income - Personnel expenses (Details)	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Personnel expenses
Wages and salaries	€ 5,025,128,000	€ 5,396,339,000	€ 4,940,931,000
Social security contributions and cost of retirement benefits and social assistance	1,414,525,000	1,503,684,000	1,349,573,000
thereof retirement benefits	38,523,000	39,694,000	40,110,000
Personnel expenses	€ 6,439,653,000	€ 6,900,023,000	€ 6,290,504,000
Employees by function
Production and Services	97,971	98,547	94,201
Administration	10,510	9,962	9,318
Sales and Marketing	3,360	3,272	3,099
Research and Development	881	804	736
Total employees	112,722	112,585	107,354